UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Diversified Mid-Cap Growth Fund

Investor Class (PRDMX)

This annual shareholder report contains important information about Diversified Mid-Cap Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - Investor Class	$88	0.84%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related businesses, and Congress passed tax legislation that should stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Exceedingly positive stock selection contributed to performance versus the Russell Midcap Growth Index and our Lipper peer group index. In the information technology sector, electronic manufacturing services company Celestica was a very strong contributor. Stock choices among industrials and business services and health care companies also added value.

  Stock selection and a small overweight in real estate—such as Iron Mountain, a provider of storage and information management services, and real estate data provider CoStar Group—detracted modestly from relative results. Stock choices among consumer discretionary companies and a sector underweight also had a modest negative relative performance impact.

  The fund seeks long-term capital growth by investing in medium-sized companies whose earnings we believe will grow at an above-average rate. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring in valuations and risks to our portfolio decisions, and we stay fully invested rather than time the markets. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which we have high conviction while generally keeping the fund’s sector allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	9,978	10,097	10,058
2016	10,174	10,362	10,215
2016	10,638	10,818	10,684
2016	10,750	11,274	10,733
2017	11,545	11,921	11,473
2017	12,121	12,280	11,956
2017	12,662	12,842	12,588
2017	13,408	13,656	13,445
2018	13,759	13,568	13,737
2018	14,174	14,095	14,171
2018	15,177	15,099	15,244
2018	12,991	12,940	12,806
2019	15,509	14,757	15,319
2019	16,611	15,361	16,146
2019	16,501	15,540	16,038
2019	17,914	16,954	17,348
2020	14,078	13,410	13,872
2020	18,422	16,364	18,070
2020	19,756	17,871	19,763
2020	23,611	20,495	23,522
2021	23,518	21,796	23,389
2021	25,826	23,592	25,979
2021	25,877	23,568	25,781
2021	26,855	25,754	26,516
2022	23,482	24,395	23,180
2022	19,054	20,321	18,296
2022	19,105	19,413	18,176
2022	20,242	20,808	19,431
2023	21,796	22,302	21,206
2023	23,265	24,172	22,528
2023	21,837	23,386	21,351
2023	24,448	26,209	24,457
2024	27,148	28,835	26,779
2024	26,418	29,762	25,919
2024	28,136	31,616	27,614
2024	30,251	32,448	29,863
2025	28,088	30,916	27,736
2025	33,388	34,314	32,785
2025	34,450	37,120	33,696
2025	33,386	38,012	32,448

202501-4140694, 202601-5112825

F149-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Diversified Mid-Cap Growth Fund (Investor Class)	10.37%	7.17%	12.81%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,426,322
  Number of Portfolio Holdings280
  Investment Advisory Fees Paid (000s)$22,797
  Portfolio Turnover Rate51.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Consumer Discretionary	20.9%
Industrials & Business Services	20.0
Information Technology	18.7
Health Care	16.1
Financials	9.0
Communication Services	4.9
Utilities	2.9
Energy	2.8
Consumer Staples	2.2
Other	2.5

Top Ten Holdings (as a % of Net Assets)

Howmet Aerospace	3.0%
Royal Caribbean Cruises	2.5
Cencora	2.2
Hilton Worldwide Holdings	2.0
Cloudflare	2.0
IDEXX Laboratories	1.9
Carvana	1.9
Vistra	1.9
Vertiv Holdings	1.9
Alnylam Pharmaceuticals	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Diversified Mid-Cap Growth Fund

Investor Class (PRDMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Diversified Mid-Cap Growth Fund

I Class (RPTTX)

This annual shareholder report contains important information about Diversified Mid-Cap Growth Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Mid-Cap Growth Fund - I Class	$71	0.67%

What drove fund performance during the past 12 months?

  Mid-cap growth stocks rose in 2025. After a challenging start to the year, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related businesses, and Congress passed tax legislation that should stimulate the economy. In addition, the Federal Reserve resumed reducing short-term interest rates in the latter part of the year.

  Exceedingly positive stock selection contributed to performance versus the Russell Midcap Growth Index and our Lipper peer group index. In the information technology sector, electronic manufacturing services company Celestica was a very strong contributor. Stock choices among industrials and business services and health care companies also added value.

  Stock selection and a small overweight in real estate—such as Iron Mountain, a provider of storage and information management services, and real estate data provider CoStar Group—detracted modestly from relative results. Stock choices among consumer discretionary companies and a sector underweight also had a modest negative relative performance impact.

  The fund seeks long-term capital growth by investing in medium-sized companies whose earnings we believe will grow at an above-average rate. We use a disciplined, long-term-oriented approach and fundamental research to find and invest in quality companies while factoring in valuations and risks to our portfolio decisions, and we stay fully invested rather than time the markets. Notable changes in positioning during the year were focused on maintaining a broadly diversified portfolio among mid-cap growth companies in which we have high conviction while generally keeping the fund’s sector allocations in line with those of the Russell index.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
5/3/17	500,000	500,000	500,000
6/30/17	514,541	509,345	513,784
9/30/17	537,658	532,629	540,928
12/31/17	569,489	566,383	577,744
3/31/18	584,593	562,733	590,307
6/30/18	602,408	584,617	608,945
9/30/18	645,202	626,264	655,070
12/31/18	552,531	536,695	550,298
3/31/19	659,821	612,065	658,272
6/30/19	706,849	637,130	693,830
9/30/19	702,574	644,537	689,157
12/31/19	762,896	703,172	745,487
3/31/20	599,834	556,211	596,091
6/30/20	785,150	678,731	776,474
9/30/20	842,347	741,226	849,258
12/31/20	1,006,938	850,050	1,010,779
3/31/21	1,003,224	904,001	1,005,066
6/30/21	1,102,411	978,489	1,116,348
9/30/21	1,104,814	977,494	1,107,864
12/31/21	1,146,745	1,068,182	1,139,434
3/31/22	1,003,311	1,011,798	996,089
6/30/22	814,646	842,816	786,196
9/30/22	817,306	805,188	781,062
12/31/22	866,039	863,017	834,966
3/31/23	933,354	924,984	911,248
6/30/23	996,507	1,002,560	968,057
9/30/23	935,801	969,939	917,487
12/31/23	1,048,235	1,087,028	1,050,945
3/31/24	1,164,473	1,195,942	1,150,749
6/30/24	1,133,581	1,234,403	1,113,771
9/30/24	1,207,669	1,311,296	1,186,627
12/31/24	1,299,250	1,345,826	1,283,237
3/31/25	1,206,729	1,282,277	1,191,868
6/30/25	1,435,060	1,423,215	1,408,810
9/30/25	1,481,462	1,539,579	1,447,965
12/31/25	1,436,184	1,576,573	1,394,327

202501-4140694, 202601-5112825

F1084-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/3/17
Diversified Mid-Cap Growth Fund (I Class)	10.54%	7.36%	12.95%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.17
Russell Midcap Growth Index (Strategy Benchmark)	8.66	6.65	12.57

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$4,426,322
  Number of Portfolio Holdings280
  Investment Advisory Fees Paid (000s)$22,797
  Portfolio Turnover Rate51.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Consumer Discretionary	20.9%
Industrials & Business Services	20.0
Information Technology	18.7
Health Care	16.1
Financials	9.0
Communication Services	4.9
Utilities	2.9
Energy	2.8
Consumer Staples	2.2
Other	2.5

Top Ten Holdings (as a % of Net Assets)

Howmet Aerospace	3.0%
Royal Caribbean Cruises	2.5
Cencora	2.2
Hilton Worldwide Holdings	2.0
Cloudflare	2.0
IDEXX Laboratories	1.9
Carvana	1.9
Vistra	1.9
Vertiv Holdings	1.9
Alnylam Pharmaceuticals	1.7

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Diversified Mid-Cap Growth Fund

I Class (RPTTX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRDMX Diversified Mid-Cap
Growth Fund
RPTTX Diversified Mid-Cap
Growth Fund–
.
I Class

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 45 .60 $ 39 .85 $ 35 .28 $ 47 .37 $ 46 .04
Investment activities
Net investment loss
(1)(2)
( 0 .15 ) ( 0 .10 ) ( 0 .02 ) ( 0 .03 ) ( 0 .20 )
Net realized and unrealized
gain/loss 4 .91 9 .77 7 .31 ( 11 .63 ) 6 .33
Total from investment
activities 4 .76 9 .67 7 .29 ( 11 .66 ) 6 .13
Distributions
Net investment income — —
(3)
— — —
Net realized gain ( 3 .62 ) ( 3 .92 ) ( 2 .72 ) ( 0 .43 ) ( 4 .80 )
Total distributions ( 3 .62 ) ( 3 .92 ) ( 2 .72 ) ( 0 .43 ) ( 4 .80 )
NET ASSET VALUE
End of period $ 46 .74 $ 45 .60 $ 39 .85 $ 35 .28 $ 47 .37
Ratios/Supplemental Data
Total return
(2)(4)
10 .37% 23 .73% 20 .78% ( 24 .63 ) % 13 .74%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .84% 0 .84% 0 .86% 0 .87% 0 .79%
Net expenses after waivers/
payments by Price Associates 0 .84% 0 .84% 0 .86% 0 .87% 0 .79%
Net investment loss ( 0 .30 ) % ( 0 .22 ) % ( 0 .05 ) % ( 0 .08 ) % ( 0 .41 ) %
Portfolio turnover rate 51 .3% 46 .8% 49 .7% 30 .5% 33 .3%
Net assets, end of period (in
millions) $1,560 $1,118 $1,004 $922 $1,926
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 45 .92 $ 40 .04 $ 35 .38 $ 47 .41 $ 46 .09
Investment activities
Net investment income
(loss)
(1)(2)
( 0 .07 ) ( 0 .02 ) 0 .05 0 .06 ( 0 .13 )
Net realized and unrealized
gain/loss 4 .94 9 .82 7 .35 ( 11 .66 ) 6 .33
Total from investment
activities 4 .87 9 .80 7 .40 ( 11 .60 ) 6 .20
Distributions
Net investment income — —
(3)
( 0 .02 ) — —
Net realized gain ( 3 .71 ) ( 3 .92 ) ( 2 .72 ) ( 0 .43 ) ( 4 .88 )
Total distributions ( 3 .71 ) ( 3 .92 ) ( 2 .74 ) ( 0 .43 ) ( 4 .88 )
NET ASSET VALUE
End of period $ 47 .08 $ 45 .92 $ 40 .04 $ 35 .38 $ 47 .41
Ratios/Supplemental Data
Total return
(2)(4)
10 .54% 23 .95% 21 .04% ( 24 .48 ) % 13 .88%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .67% 0 .67% 0 .68% 0 .68% 0 .65%
Net expenses after waivers/
payments by Price Associates 0 .67% 0 .67% 0 .68% 0 .68% 0 .65%
Net investment income (loss) ( 0 .13 ) % ( 0 .05 ) % 0 .13% 0 .17% ( 0 .27 ) %
Portfolio turnover rate 51 .3% 46 .8% 49 .7% 30 .5% 33 .3%
Net assets, end of period (in
thousands) $2,865,949 $1,629,811 $1,051,766 $823,847 $577,684
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
December 31, 2025

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  4.9%
Diversified Telecommunication Services  0.3%
AST SpaceMobile (1)(2) 184,500 13,400
13,400
Entertainment  3.5%
Liberty Media Corp-Liberty Formula One, Class C (2) 125,100 12,323
Live Nation Entertainment (1)(2) 210,625 30,014
ROBLOX, Class A (2) 923,200 74,807
Roku (2) 40,300 4,372
Take-Two Interactive Software (2) 69,003 17,667
TKO Group Holdings  74,325 15,534
154,717
Interactive Media & Services  0.9%
Reddit, Class A (2) 178,536 41,040
41,040
Media  0.2%
Trade Desk, Class A (2) 232,124 8,811
8,811
Total Communication Services 217,968
CONSUMER DISCRETIONARY  20.9%
Broadline Retail  1.2%
Coupang (2) 1,832,600 43,231
eBay  70,000 6,097
Ollie's Bargain Outlet Holdings (2) 46,800 5,130
54,458
Diversified Consumer Services  0.5%
Bright Horizons Family Solutions (2) 79,500 8,061
Duolingo (2) 56,850 9,977
Service Corp. International  60,262 4,699
22,737
Hotels, Restaurants & Leisure  11.4%
Carnival (2) 616,600 18,831
Cava Group (1)(2) 74,416 4,367
Churchill Downs  74,775 8,508
Darden Restaurants  143,237 26,358
Domino's Pizza  31,200 13,005
DraftKings, Class A (1)(2) 388,680 13,394
Dutch Bros, Class A (2) 186,975 11,447

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Expedia Group  184,450 52,257
Flutter Entertainment (2) 168,950 36,331
Hilton Worldwide Holdings  308,190 88,528
Hyatt Hotels, Class A (1) 33,775 5,415
Las Vegas Sands  367,200 23,901
MakeMyTrip (1)(2) 43,600 3,580
Navan, Class A (2) 185,200 3,163
Planet Fitness, Class A (2) 221,750 24,053
Royal Caribbean Cruises  401,950 112,112
Texas Roadhouse  98,600 16,368
Viking Holdings (2) 284,331 20,304
Wingstop (1) 53,625 12,789
Yum! Brands  66,400 10,045
504,756
Household Durables  1.0%
SharkNinja (2) 82,300 9,209
Somnigroup International  319,200 28,498
TopBuild (2) 10,570 4,410
42,117
Specialty Retail  5.0%
AutoZone (2) 921 3,124
Boot Barn Holdings (2) 28,900 5,100
Burlington Stores (2) 115,498 33,362
Carvana (2) 200,675 84,689
Ross Stores  133,300 24,013
Tractor Supply  735,800 36,797
Ulta Beauty (2) 26,395 15,969
Valvoline (2) 349,800 10,165
Wayfair, Class A (2) 42,500 4,267
Williams-Sonoma  30,300 5,411
222,897
Textiles, Apparel & Luxury Goods  1.8%
Amer Sports (2) 241,600 9,024
Birkenstock Holding (1)(2) 80,700 3,301
Deckers Outdoor (2) 153,700 15,934
On Holding, Class A (2) 231,800 10,774
Ralph Lauren  41,100 14,533
Tapestry  199,400 25,477
79,043
Total Consumer Discretionary 926,008

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES  2.2%
Beverages  0.3%
Celsius Holdings (2) 270,946 12,393
12,393
Consumer Staples Distribution & Retail  1.6%
BJ's Wholesale Club Holdings (2) 130,474 11,746
Casey's General Stores  19,089 10,551
Dollar General  48,600 6,453
Performance Food Group (2) 56,225 5,056
Sprouts Farmers Market (2) 129,600 10,325
U.S. Foods Holding (2) 343,500 25,872
70,003
Food Products  0.1%
Freshpet (2) 62,075 3,782
3,782
Personal Care Products  0.2%
elf Beauty (2) 47,350 3,601
Estee Lauder, Class A  60,600 6,346
9,947
Total Consumer Staples 96,125
ENERGY  2.8%
Energy Equipment & Services  0.1%
TechnipFMC  139,600 6,221
6,221
Oil, Gas & Consumable Fuels  2.7%
Cameco  72,900 6,670
Cheniere Energy  126,300 24,551
Diamondback Energy  25,600 3,848
EQT  82,500 4,422
Expand Energy  38,000 4,194
Ovintiv  86,200 3,378
Permian Resources  416,800 5,848
Targa Resources  304,789 56,233
Uranium Energy (1)(2) 348,600 4,072
Viper Energy, Class A  136,880 5,288
118,504
Total Energy 124,725

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS  9.0%
Capital Markets  6.3%
Ameriprise Financial  131,653 64,555
Ares Management, Class A  245,900 39,745
Bank of New York Mellon  169,000 19,619
Coinbase Global, Class A (2) 42,050 9,509
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $2,876 (2)(3)
(4) 205,404 2,876
Interactive Brokers Group, Class A  189,000 12,154
Invesco  172,700 4,537
Lazard  117,500 5,706
LPL Financial Holdings  130,485 46,605
MSCI  51,361 29,467
Robinhood Markets, Class A (2) 175,850 19,889
StepStone Group, Class A  62,800 4,030
Stifel Financial  34,500 4,320
TPG  209,320 13,363
Tradeweb Markets, Class A  44,001 4,732
281,107
Consumer Finance  0.1%
SLM  202,500 5,480
5,480
Financial Services  2.2%
Affirm Holdings (2) 225,275 16,767
Block (2) 351,550 22,883
Corpay (2) 86,533 26,040
Rocket, Class A  323,200 6,257
Shift4 Payments, Class A (1)(2) 58,775 3,701
Toast, Class A (2) 593,800 21,086
96,734
Insurance  0.4%
Allstate  17,250 3,591
Hanover Insurance Group  29,575 5,405
Kinsale Capital Group  9,900 3,872
Ryan Specialty Holdings (1) 106,006 5,473
18,341
Total Financials 401,662
HEALTH CARE  16.1%
Biotechnology  5.4%
Alkermes (2) 126,675 3,544
Alnylam Pharmaceuticals (2) 194,180 77,216

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Argenx, ADR (2) 9,517 8,003
Ascendis Pharma, ADR (2) 20,710 4,416
BeOne Medicines, ADR (1)(2) 20,150 6,122
Caris Life Sciences (2) 162,778 4,392
Insmed (2) 236,625 41,182
Ionis Pharmaceuticals (2) 221,400 17,515
Natera (2) 165,000 37,800
Neurocrine Biosciences (2) 118,822 16,853
Nuvalent, Class A (2) 44,300 4,456
Revolution Medicines (2) 97,525 7,768
Summit Therapeutics (1)(2) 160,550 2,808
Vaxcyte (2) 104,900 4,840
236,915
Health Care Equipment & Supplies  4.3%
Dexcom (2) 515,800 34,234
Glaukos (2) 39,700 4,483
IDEXX Laboratories (2) 126,100 85,310
Insulet (2) 104,006 29,563
Medline, Class A (2) 93,500 3,927
Penumbra (2) 65,728 20,435
ResMed  48,770 11,747
189,699
Health Care Providers & Services  4.4%
BrightSpring Health Services (2) 244,400 9,153
Cardinal Health  212,375 43,643
Cencora  291,750 98,539
Encompass Health  129,650 13,761
HealthEquity (2) 37,400 3,426
Option Care Health (2) 199,600 6,359
Quest Diagnostics  31,900 5,536
RadNet (2) 55,100 3,931
Tenet Healthcare (2) 59,600 11,844
196,192
Health Care Technology  1.3%
Doximity, Class A (2) 242,000 10,716
Veeva Systems, Class A (2) 173,120 38,645
Waystar Holding (1)(2) 192,400 6,301
55,662
Life Sciences Tools & Services  0.5%
Medpace Holdings (2) 20,200 11,345
Mettler-Toledo International (2) 2,860 3,988

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Repligen (2) 28,604 4,687
20,020
Pharmaceuticals  0.2%
Corcept Therapeutics (2) 169,600 5,902
Elanco Animal Health (1)(2) 199,800 4,522
10,424
Total Health Care 708,912
INDUSTRIALS & BUSINESS SERVICES  20.0%
Aerospace & Defense  7.5%
Axon Enterprise (2) 111,125 63,111
BWX Technologies  39,425 6,814
Carpenter Technology  14,100 4,439
Curtiss-Wright  11,400 6,285
HEICO  152,615 49,385
Howmet Aerospace  638,200 130,844
Karman Holdings (1)(2) 113,600 8,312
Leonardo DRS  86,200 2,939
Loar Holdings (1)(2) 100,050 6,803
Rocket Lab (2) 648,250 45,222
StandardAero (2) 266,052 7,630
331,784
Air Freight & Logistics  0.1%
GXO Logistics (2) 75,300 3,964
3,964
Building Products  0.3%
Lennox International  30,661 14,888
14,888
Commercial Services & Supplies  0.7%
Clean Harbors (2) 17,000 3,986
GFL Environmental  73,675 3,165
Tetra Tech  99,800 3,347
Veralto  195,600 19,517
30,015
Construction & Engineering  3.0%
API Group (2) 101,150 3,870
Comfort Systems USA  63,378 59,150
Quanta Services  161,639 68,221
131,241
Electrical Equipment  2.3%
Bloom Energy, Class A (2) 31,900 2,772

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Hubbell  17,650 7,839
nVent Electric  39,100 3,987
Rockwell Automation  12,500 4,863
Vertiv Holdings, Class A  510,478 82,702
102,163
Ground Transportation  0.3%
Lyft, Class A (2) 245,300 4,752
Old Dominion Freight Line  33,284 5,219
XPO (1)(2) 38,800 5,273
15,244
Machinery  0.7%
Esab  87,878 9,818
Middleby (2) 37,100 5,516
RBC Bearings (2) 15,880 7,121
Symbotic (2) 84,300 5,016
Westinghouse Air Brake Technologies  18,700 3,991
31,462
Passenger Airlines  0.1%
United Airlines Holdings (2) 40,700 4,551
4,551
Professional Services  2.3%
Booz Allen Hamilton Holding  164,870 13,909
Broadridge Financial Solutions  127,339 28,418
CACI International, Class A (2) 7,425 3,956
Equifax  34,650 7,518
ExlService Holdings (2) 82,400 3,497
Parsons (1)(2) 50,600 3,127
Paychex  70,375 7,895
Paylocity Holding (2) 55,648 8,486
UL Solutions, Class A  106,100 8,367
Verisk Analytics  68,274 15,272
Verra Mobility (2) 143,900 3,225
103,670
Trading Companies & Distributors  2.7%
Core & Main, Class A (2) 87,425 4,543
Fastenal  1,276,500 51,226
Ferguson Enterprises  46,125 10,269
FTAI Aviation  176,600 34,764
W.W. Grainger  19,800 19,979
120,781
Total Industrials & Business Services 889,763

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  18.0%
Communications Equipment  0.1%
Lumentum Holdings (2) 13,500 4,976
4,976
Electronic Equipment, Instruments & Components  1.5%
Badger Meter  18,175 3,170
CDW  34,003 4,631
Celestica (2) 45,600 13,480
Coherent (2) 36,000 6,644
Corning  66,000 5,779
Fabrinet (2) 14,500 6,602
TD SYNNEX  108,100 16,240
TE Connectivity  32,300 7,349
Zebra Technologies, Class A (2) 17,450 4,237
68,132
IT Services  3.4%
Cloudflare, Class A (2) 446,795 88,086
Gartner (2) 33,556 8,466
GoDaddy, Class A (2) 228,000 28,290
MongoDB (2) 16,780 7,042
Okta (2) 145,775 12,605
Twilio, Class A (2) 31,925 4,541
149,030
Semiconductors & Semiconductor Equipment  3.2%
Astera Labs (2) 189,900 31,592
Credo Technology Group Holding (2) 39,200 5,640
Impinj (2) 29,450 5,124
Lattice Semiconductor (2) 172,129 12,665
MACOM Technology Solutions Holdings (2) 26,850 4,599
Monolithic Power Systems  60,550 54,880
Onto Innovation (2) 34,725 5,482
Rambus (2) 61,900 5,688
SiTime (2) 13,800 4,874
Teradyne  21,900 4,239
Tower Semiconductor (2) 62,900 7,386
142,169
Software  9.2%
Appfolio, Class A (2) 30,350 7,061
Autodesk (2) 12,350 3,656
Canva, Class B, Acquisition Date: 8/16/21 - 11/4/21,
Cost $1,936 (2)(3)(4) 1,136 1,870

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $835 (2)(3)(4) 52,161 9,911
Datadog, Class A (2) 504,596 68,620
Descartes Systems Group (2) 35,100 3,077
Docusign (2) 157,500 10,773
Dynatrace (2) 353,773 15,332
Elastic (2) 142,250 10,731
Fair Isaac (2) 27,123 45,855
Gen Digital  167,700 4,560
Gitlab, Class A (2) 298,400 11,199
Guidewire Software (2) 133,900 26,915
HubSpot (2) 76,624 30,749
InterDigital  32,300 10,284
JFrog (2) 69,600 4,347
Manhattan Associates (2) 79,825 13,834
Monday.com (2) 21,625 3,191
Nutanix, Class A (2) 132,900 6,870
Pegasystems  72,500 4,330
Procore Technologies (2) 81,770 5,948
PTC (2) 32,734 5,703
Rubrik, Class A (2) 138,050 10,558
SailPoint (1)(2) 276,827 5,600
Samsara, Class A (2) 437,123 15,496
ServiceTitan, Class A (1)(2) 34,876 3,714
Snyk, Acquisition Date: 9/3/21, Cost $1,690 (2)(3)(4) 117,787 933
Socure, Acquisition Date: 12/22/21, Cost $432 (2)(3)(4) 26,874 204
Tanium, Class B, Acquisition Date: 9/24/20, Cost $547 (2)(3)(4) 48,005 192
Tyler Technologies (2) 53,484 24,279
Unity Software (2) 105,100 4,642
Zscaler (2) 167,651 37,708
408,142
Technology Hardware, Storage & Peripherals  0.6%
Pure Storage, Class A (2) 342,600 22,958
Seagate Technology Holdings  21,050 5,797
28,755
Total Information Technology 801,204
MATERIALS  0.8%
Chemicals  0.1%
Sensient Technologies  39,900 3,749
3,749
Metals & Mining  0.6%
Anglogold Ashanti  63,600 5,424

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Kinross Gold  327,400 9,220
MP Materials (1)(2) 70,100 3,541
Steel Dynamics  40,200 6,812
24,997
Paper & Forest Products  0.1%
Louisiana-Pacific  41,532 3,354
3,354
Total Materials 32,100
REAL ESTATE  1.6%
Real Estate Management & Development  0.6%
CBRE Group, Class A (2) 78,700 12,654
CoStar Group (2) 115,100 7,739
FirstService  37,400 5,817
26,210
Retail Real Estate Investment Trusts  0.4%
Simon Property Group, REIT  84,700 15,679
15,679
Specialized Real Estate Investment Trusts  0.6%
Iron Mountain, REIT  62,900 5,218
Lamar Advertising, Class A, REIT  153,770 19,464
24,682
Total Real Estate 66,571
UTILITIES  2.9%
Electric Utilities  0.9%
NRG Energy  236,750 37,700
37,700
Independent Power & Renewable Electricity
Producers  2.0%
Talen Energy (2) 16,500 6,185
Vistra  514,300 82,972
89,157
Total Utilities 126,857
Total Common Stocks (Cost $3,550,587) 4,391,895
CONVERTIBLE PREFERRED STOCKS  0.7%
INFORMATION TECHNOLOGY  0.7%
Software  0.7%
Canva, Series A, Acquisition Date: 11/4/21, Cost $116 (2)(3)(4) 68 112

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $5 (2)(3)(4) 3 5
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $1,552 (2)(3)(4) 108,447 20,605
Databricks, Series G, Acquisition Date: 2/1/21, Cost $775 (2)
(3)(4) 13,101 2,489
Databricks, Series H, Acquisition Date: 8/31/21, Cost $2,225 (2)
(3)(4) 30,282 5,754
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $2,174 (2)
(3)(4) 79,458 125
Rappi, Series E, Acquisition Date: 9/8/20, Cost $2,929 (2)(3)(4) 49,017 871
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22,
Cost $2,816 (2)(3)(4) 197,401 1,563
Socure, Series A, Acquisition Date: 12/22/21, Cost $525 (2)(3)
(4) 32,662 248
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $431 (2)
(3)(4) 26,807 204
Socure, Series B, Acquisition Date: 12/22/21, Cost $8 (2)(3)(4) 485 4
Socure, Series E, Acquisition Date: 10/27/21, Cost $998 (2)(3)
(4) 62,133 472
Tanium, Series G, Acquisition Date: 8/26/15, Cost $985 (2)(3)
(4) 198,465 794
Total Information Technology 33,246
Total Convertible Preferred Stocks (Cost $15,539) 33,246
SHORT-TERM INVESTMENTS  0.2%
Money Market Funds  0.2%
T. Rowe Price Government Reserve Fund, 3.77% (5)(6) 6,881,168 6,881
Total Short-Term Investments (Cost $6,881) 6,881

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Treasury Reserve Fund, 3.75% (5)(6) 31,583,895 31,584
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 31,584
Total Securities Lending Collateral (Cost $31,584) 31,584
Total Investments in Securities
100.8% of Net Assets
(Cost $3,604,591) $ 4,463,606
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 3. All or a portion of this security is on loan at December 31, 2025.
(2) Non-income producing
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $49,232 and represents 1.1% of net assets.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 204++
T. Rowe Price Treasury Reserve Fund, 3.75% — — —++
Totals $ —# $ — $ 204+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 15,303  ¤  ¤ $ 6,881
T. Rowe Price Treasury
Reserve Fund, 3.75% —  ¤  ¤ 31,584
Total $ 38,465^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $204 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $38,465.

T. ROWE PRICE Diversified Mid-Cap Growth Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $3,604,591) $ 4,463,606
Receivable for shares sold 6,031
Dividends receivable 894
Other assets 156
Total assets 4,470,687
Liabilities
Obligation to return securities lending collateral 31,584
Payable for investment securities purchased 7,092
Payable for shares redeemed 2,820
Investment management fees payable 2,399
Due to affiliates 112
Payable to directors 3
Other liabilities 355
Total liabilities 44,365
NET ASSETS $ 4,426,322
Net Assets Consist of:
Total distributable earnings (loss) $ 846,430
Paid-in capital applicable to 94,254,029 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 3,579,892
NET ASSETS $ 4,426,322
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,560,373; Shares outstanding:
33,382,863) $ 46.74
I Class
(Net assets: $2,865,949; Shares outstanding:
60,871,166) $ 47.08

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $16) $ 19,161
Securities lending 255
Other 7
Total income 19,423
Expenses
Investment management 22,797
Shareholder servicing
Investor Class $ 2,519
I Class 409 2,928
Prospectus and shareholder reports
Investor Class 41
I Class 25 66
Registration 373
Custody and accounting 277
Legal and audit 37
Directors 11
Miscellaneous 32
Total expenses 26,521
Net investment loss (7,098)
Realized and Unrealized Gain / Loss –
Net realized gain on securities 317,521
Change in net unrealized gain / loss on securities 5,295
Net realized and unrealized gain / loss 322,816
INCREASE IN NET ASSETS FROM OPERATIONS $ 315,718

T. ROWE PRICE Diversified Mid-Cap Growth Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (7,098) $ (2,997)
Net realized gain 317,521 251,224
Change in net unrealized gain / loss 5,295 253,757
Increase in net assets from operations 315,718 501,984
Distributions to shareholders
Net earnings
Investor Class (112,228) (88,044)
I Class (207,257) (126,480)
Decrease in net assets from distributions (319,485) (214,524)
Capital share transactions
*
Shares sold
Investor Class 701,439 239,191
I Class 1,448,876 499,475
Distributions reinvested
Investor Class 109,413 86,624
I Class 201,425 122,380
Shares redeemed
Investor Class (370,802) (351,070)
I Class (408,133) (191,589)
Increase in net assets from capital share
transactions 1,682,218 405,011
Net Assets
Increase during period 1,678,451 692,471
Beginning of period 2,747,871 2,055,400
End of period $ 4,426,322 $ 2,747,871
*Share information (000s)
Shares sold
Investor Class 14,236 5,370
I Class 29,477 10,989
Distributions reinvested
Investor Class 2,319 1,798
I Class 4,239 2,523
Shares redeemed
Investor Class (7,689) (7,836)
I Class (8,338) (4,289)
Increase in shares outstanding 34,244 8,555

T. ROWE PRICE Diversified Mid-Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The
Diversified Mid-Cap Growth Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies. The fund has two classes of shares: the
Diversified Mid-Cap Growth Fund, Inc. (Investor Class) and the Diversified
Mid-Cap Growth Fund–I Class (I Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair

T. ROWE PRICE Diversified Mid-Cap Growth Fund

market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties

T. ROWE PRICE Diversified Mid-Cap Growth Fund

and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2025, totaled $19,571,000 for the year ended December 31, 2025.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,375,909 $ — $ 15,986 $ 4,391,895
Convertible Preferred Stocks — — 33,246 33,246
Short-Term Investments 6,881 — — 6,881
Securities Lending Collateral 31,584 — — 31,584
Total $ 4,414,374 $ — $ 49,232 $ 4,463,606
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
12/31/25
Investment in Securities
Common Stocks $ 7,836 $ 5,275 $ 2,875 $ — $ 15,986
Convertible Preferred Stocks 19,938 14,935 — (1,627) 33,246
Total $ 27,774 $ 20,210 $ 2,875 $ (1,627) $ 49,232

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $98,829,000; the aggregate value of collateral was $101,462,000 and consisted of cash collateral and related investments of
$31,584,000 and U.S. government securities of $69,878,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $3,219,900,000 and
$1,851,071,000, respectively, for the year ended December 31, 2025.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions and the offset of the current net operating loss against realized gains.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 56,997 $ 105
Long-term capital gain 262,488 214,419
Total distributions $ 319,485 $ 214,524

T. ROWE PRICE Diversified Mid-Cap Growth Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to post-October loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 3,611,542
Unrealized appreciation $ 957,526
Unrealized depreciation (105,462)
Net unrealized appreciation (depreciation) $ 852,064
($000s)
Net unrealized appreciation (depreciation) $ 852,064
Loss carryforwards and deferrals (5,634)
Total distributable earnings (loss) $ 846,430

T. ROWE PRICE Diversified Mid-Cap Growth Fund

are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related

T. ROWE PRICE Diversified Mid-Cap Growth Fund

to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $1,466,000 for T. Rowe Price Services, Inc.; and $37,000
for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Investor
Class I Class
Expense limitation/I Class Limit 0.99% 0.05%
Expense limitation date 02/28/27 02/28/27
(Waived)/repaid during the period ($000s) $— $—

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price Diversified
Mid-Cap Growth Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Diversified Mid-Cap Growth Fund,
Inc. (the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Diversified Mid-Cap Growth Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Diversified Mid-Cap Growth Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$275,555,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $16,747,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $15,511,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $896,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F149-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026